CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,010,697)	$ (13,084,055)	$ (14,913,016)	$ (2,427,203)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	4,126	1,710	2,639	2,270
Amortization of debt discount	161,154	0
Amortization of long-term license agreement	113,315	0
Amortization of intangible assets	256,509	0
Stock issued for services, compensation, and license agreement	8,333	6,788,449	6,846,059	0
Debt issuance costs - related party			0	274,057
Debt issuance costs			0	205,327
Loss on spin-off of operations	0	1,118,609	1,118,609	0
Gain on bargain purchase	(2,005,282)	0
(Gain) loss on debt extinguishment	19,387	(2,767,422)	2,767,422	0
Realized loss on cryptocurrency	(16,363)	(264,486)	10,939	0
Unrealized loss on cryptocurrency	(95,810)	0	135,729	0
Changes in operating assets and liabilities:
Receivables	316,455	329,397	122,053	(327,630)
Prepaid assets	(4,762)	0	0	0
Deposits	(11,603)	1,500	1,500	(1,500)
Short term advances from related parties	36,010	(24,994)	(36,510)	0
Other current assets	585,158	(231,690)	(627,038)	0
Accounts payable and accrued liabilities	(1,375,229)	(80,907)	2,924,522	656,458
Customer advance	265,000	0
Deferred revenue	181,255	159,982	422,369	(24,056)
Accrued interest	26,000	76,722	74,953	0
Accrued interest - related parties	5,000	30,500	104,105	0
Net cash used in operating activities	(2,580,818)	(2,411,841)	(1,045,665)	(1,642,277)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from short term advances			0	100,000
Repayments for short term advances			0	(110,000)
Repayments for related party advances			0	194,977
Cash received in reverse acquisition	3,740	3,550	3,550	0
Payments for fixed assets			(11,264)	0
Net cash provided by (used in) investing activities	3,740	3,550	(7,714)	184,977
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	1,480,777	473,380	498,380	1,370,788
Repayments for related party payables	(996,169)	(1,000,750)	(1,316,500)	(1,360,044)
Proceeds from debt	1,955,000	1,675,000	1,675,000	1,824,965
Repayments for debt	(1,164,396)	(1,272,559)	(1,424,578)	(267,577)
Payments for share repurchase	(91,000)	0
Proceeds from the sale of stock	0	2,696,776	3,121,776	0
Proceeds from the sale of members interests			0	25,000
Payments for offering cost			(15,000)	0
Distributions to members			0	(204,514)
Net cash provided by financing activities	1,184,212	2,556,847	2,539,078	1,388,618
Effect of exchange rate translation on cash	(4,251)	0
Net increase (decrease) in cash and cash equivalents	(1,397,117)	148,556	1,489,070	(68,682)
Cash and cash equivalents-beginning of period	1,490,686	1,616	1,616	70,298
Cash and cash equivalents-end of period	93,569	150,172	1,490,686	1,616
Cash paid during the period for:
Interest	0	117,500	117,500	198,162
Income taxes	44,844	21,076	24,589	4,039
Non cash investing and financing activities:
Common stock issued for reverse acquisition	1,100,000	662,048	662,048	0
Common stock issued in settlement of related party payables	0	90,000	90,000	0
Common stock issued in settlement of debt	0	2,322,606	2,232,606	0
Common stock issued for prepaid services and long term license agreement	1,667	2,176,109	2,137,175	0
Cancellation of Shares	0	250	250	0
Cancellation of Treasury Shares			8,589	0
Liability for offering cost	0	250,000	250,000	0
Shares issued for offering cost	$ 0	$ 4,274	4,274	0
Price protection guarantee			$ 626,388	$ 0